Long-term debt: (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt:
Schedule of long-term debt

	December 31, 2012	December 31, 2011

Subordinated debenture notes (a)	$36,185	$35,398
Long-term payable (b)	9,836	9,330
Senior financing (c)	18,812	24,871
Senior revolving financing (c)	13,185	11,360
Other bank financing (d)	1,171	2,557
Capital lease obligations (e)	1,533	2,629
	80,722	86,145

Current portion	(28,566)	(20,568)

	$52,156	$65,577

(a)         On September 23, 2011, the Company raised $36,185 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis.

The debentures are unsecured and subordinated to senior indebtedness, mature on September 22, 2014, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012.

The debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013.  After March 22, 2013 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.

The Company paid to Macquarie a cash commission equal to 3.85% of the gross proceeds of the offering totaling $1,460, which is included in other assets (note 8) and amortized over the term of the debentures.

(b)         On July 2, 2010, the Company acquired OMVL for $25,711.  A portion of the purchase price amounting to $10,021 (€7,600) is payable on the third anniversary of the closing date.  This amount is non-interest bearing and was discounted at market rates of interest on the acquisition date.  The difference between the carrying value of this liability and the principal amount is accreted to the principal amount using the effective interest rate of 3.72% over the term to maturity.  The amount outstanding is denominated in Euros, exposing the Company to foreign exchange changes.  The amount is guaranteed to the sellers of OMVL by Banca Intesa S.p.A with a cross guarantee from the Bank of Montreal with a letter of credit for $10,618 (CDN$10,564).

(c)          The senior financing agreement bears interest at the 6-month Euribor plus 1.7% or a rate of 2.0% as at December 31, 2012 and its carrying value is recorded at amortized cost using the effective interest rate method.  The principal repayment schedule of the remaining senior financing is as follows for the years ended December 31:

2013	$3,718
2014	4,090
2015	4,461
2016	4,647
2017	2,324
$19,240

The senior revolving financing facility bears interest at the 6-month Euribor plus 2.2% or a rate of 2.5% as at December 31, 2012 and will be repaid through one principal payment of $13,185 (€10,000) on September 30, 2017.

The Company has pledged its interest in Emer as a general guarantee for its senior financing and senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2012, the Company is in compliance with all covenants under the financing arrangements.

(d)         Other bank financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 8.00% and are payable on maturity dates ranging from June 23, 2013 to June 23, 2017.

(e)          The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.07% to 7.32%.  The capital lease obligations require the following minimum annual payments during the respective fiscal years:

2013	$836
2014	418
2015	276
2016	34
2017	2
1,566
Amount representing interest	(33)
$1,533

Schedule of principal repayment of the remaining senior financing
2013	$3,718
2014	4,090
2015	4,461
2016	4,647
2017	2,324
$19,240

Schedule of minimum annual payments for capital lease obligations
2013	$836
2014	418
2015	276
2016	34
2017	2
1,566
Amount representing interest	(33)
$1,533